Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2014, leases with a total base residual value of $12,535,137.10 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	December	185,442,368.87
2015-	January	$162,940,808.31	$3,657,251.96	22.24%	$19,691,443.60	11.36%
	February	$146,269,537.44	$3,324,745.35	20.22%	$14,144,702.00	8.16%
	March	$126,481,906.31	$2,908,912.61	17.69%	$17,595,263.70	10.15%
	April	$105,623,333.60	$2,454,012.47	14.93%	$19,024,163.40	10.98%
	May	$77,858,788.35	$1,837,871.13	11.18%	$26,444,037.06	15.26%
	June	$48,285,702.89	$1,158,770.40	7.05%	$28,795,952.43	16.61%
	July	$20,928,146.34	$539,020.19	3.28%	$27,054,929.43	15.61%
	August	$14,364,662.74	$374,369.95	2.28%	$6,291,679.35	3.63%
	September	$6,712,394.97	$171,941.66	1.05%	$7,550,736.35	4.36%
	October	$180,816.56	$4,923.42	0.03%	$6,559,474.20	3.78%
	November	$77,487.04	$2,284.13	0.01%	$101,958.00	0.06%
	December	$75,610.70	$2,284.13	0.01%	$0.00	0.00%
2016-	January	$54,526.87	$1,396.37	0.01%	$20,085.00	0.01%
	February	$53,396.32	$1,396.37	0.01%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.01%	$0.00	0.00%
	April	$30,140.06	$696.96	0.00%	$21,678.00	0.01%
	May	$0.00	$0.00	0.00%	$30,287.00	0.02%

Total			$16,441,273.47	100.00%	$173,326,389.52	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$189,767,662.99

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
October 2014	Car	386	87.73%	$(1,855)	(5.98)%	(12.30)%
	CUV	253	78.33%	$2,917	6.98%	15.70%
	SUV	209	80.69%	$1,021	3.08%	6.47%
	Truck	91	48.15%	$5,052	11.95%	24.60%
	Total/Average	939	77.54%	$740	2.09%	4.43%
November 2014	Car	219	81.41%	$(1,266)	(4.16)%	(8.86)%
	CUV	212	81.54%	$2,884	6.80%	15.70%
	SUV	124	80.00%	$2,328	6.52%	14.34%
	Truck	72	48.98%	$4,937	11.74%	24.45%
	Total/Average	627	75.45%	$1,560	4.24%	9.33%
December 2014	Car	239	84.75%	$(841)	(2.65)%	(5.61)%
	CUV	206	77.74%	$3,387	8.23%	18.74%
	SUV	104	70.75%	$2,533	7.21%	15.60%
	Truck	62	49.21%	$5,331	12.48%	25.92%
	Total/Average	611	74.51%	1,785	4.88%	10.62%